Segment Information:	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]
Note 2 - Segment information:

The Company is a Mexican entity that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administer, operate and if necessary, condition and modernize nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancún, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán. The Company operates two companies that provide administrative services: Servicios Aeroportuarios del Sureste, S. A. and C. V. and RH Asur, S. A. de C. V.

In addition, Cancún Airport holds an interest in the following subsidiaries: 100% in Caribbean Logistic, S. A. de C. V. and Cargo RF, S. A. de C. V, companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancún Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, for the sale of all type of products.

New reportable segments since the date of acquisition:

On May 26, 2017, Cancún Airport increased its shareholding from 50% to 60%, in Aerostar Airport Holdings LLC, a limited liability Company, incorporated on February 27, 2013 under the laws of the Commonwealth of Puerto Rico. Aerostar entered into a Lease Agreement (Agreement) for 40 years with the Port Authority of Puerto Rico (Authority), owner of the LMM Airport, for the purpose and essential consideration of safely operating the airport for public; use, maintaining the safety and protection of the LMM Airport Facility at the highest possible levels, and promoting, facilitating, assisting and improving trade, tourism and economic development, for which the recognition as a joint venture was until May 26, 2017, and as of June 1, 2017, Aerostar consolidates line by line in the Company's finances.

On October 19, 2017, the Cancún Airport acquired 92.42% of the shares of Airplan, a Company domiciled in the city of Medellín, Colombia, who operates and administer through a single concession (contract 8000011-OK) the Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro. El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports. As of October 19, 2017, Airplan is part of the consolidation of the Company.

The information by segments is shown in the next page:

Year ended on December 31, 2015

										Holding &;				Consolidation
		Cancún	Aerostar (*)	Airplan (**)		Mérida		Villahermosa		services		Other		adjustment		Total

Aeronautical revenue	Ps	2,877,885			Ps	272,065	Ps	174,103	Ps		Ps	597,896	Ps		Ps	3,921,949
Non-aeronautical revenue		2,250,665				71,872		58,278				151,539		(40,413)		2,491,941
Revenue for construction services		1,846,138				204,450		61,650				468,469				2,580,707
Other revenue						27		66		1,291,669		103,380		(1,395,142)

Operating profit		3,091,271				139,649		104,466		380,856		356,655				4,072,897

Non current assets		16,758,522				1,431,440		927,019		20,091,300		4,463,032		(20,530,958)		23,140,355
Total assets		18,465,295				1,616,518		1,226,203		20,627,797		4,864,156		(20,674,085)		26,125,884
Total liabilities		5,455,499				41,073		113,681		138,598		118,547		(149,565)		5,717,833

Improvements to assets
under concession and
acquisition of furniture and
equipment in the period		2,286,134				168,817		51,754		34		399,828				2,906,567

Amortization and depreciation		(286,660)				(36,287)		(26,098)		(2,248)		(117,702)				(468,995)

Year ended on December 31, 2016

										Holding &;			Consolidation
		Cancún	Aerostar (*)	Airplan (**)		Mérida		Villahermosa		services		Other	adjustment		Total

Aeronautical revenue	Ps	3,341,882			Ps	334,163	Ps	181,123	Ps		Ps	675,026		Ps	4,532,194
Non-aeronautical revenue		2,823,209				85,203		62,356				133,830	(255)
		3,104,343
Revenue for construction services		1,896,338				98,668		44,875				77,073			2,116,954
Other revenue										1,455,486			(1,455,486)

Operating profit		3,782,382				158,770		109,398		569,516		320,762			4,932,599

Non current assets		18,586,197				1,493,544		956,551		22,257,137		4,430,600	(22,740,956)		24,983,073
Total assets		20,972,688				1,650,201		1,308,469		23,058,995		5,109,194	(22,883,456)		29,216,091
Total liabilities		6,179,313				8,056		101,197		190,378		132,130	(148,937)		6,462,137

Improvements to assets
under concession and
acquisition of furniture and
equipment in the period		1,513,550				127,787		61,651		200		111,294			1,814,482

Amortization and depreciation		(328,819)				(39,524)		(28,349)		(2,111)		(130,857)			(529,660)

(*)	Subsidiary located in Puerto Rico
(**)	Subsidiary located in Colombia

Year ended on December 31, 2017

												Holding &;				Consolidation
		Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustment		Total

Aeronautical revenue	Ps	3,963,324	Ps	939,042	Ps	225,693	Ps	394,531	Ps	195,554	Ps		Ps	766,075	Ps		Ps	6,484,219
Non-aeronautical revenue		3,401,235		482,590		69,071		97,656		61,909				149,240		(318)		4,261,383
Revenue for construction services		1,421,942		75,925		187,294		46,146		6,336				106,573				1,844,216
Other revenue												1,492,287				(1,429,287)

Operating profit		4,623,499		311,529		782		264,098		119,772		501,617		374,634		(4,719,098)		1,476,833

Non-current assets		17,539,396		19,831,755		7,107,932		1,497,095		935,624		25,176,942		4,430,766		(25,693,269)		50,826,241
Total assets		20,486,290		20,609,156		7,327,398		1,769,962		1,227,172		25,693,958		5,193,436		(25,693,269)		56,614,103
Total liabilities		7,932,392		9,599,943		5,092,968		(180)		82,802		131,983		85,894				22,925,802

Fixed and intangible assets acquired				13,390,511		7,235,988												20,626,499
Exchange rate translation				686,198		161,277												847,475
Commercial right´s				6,053,820														6,053,820

Improvements to assets
under concession and
acquisition of furniture and
equipment in the period		1,009,625		139,078		189,536		50,021		8,965		813		97,174				1,495,212

Amortization and depreciation		(457,447)		(437,852)		(54,998)		(46,470)		(29,892)		(700)		(138,755)				(1,166,114)

(*)	Subsidiary located in Puerto Rico
(**)	Subsidiary located in Colombia